CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock, Net of Discount	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total
BALANCE at Sep. 30, 2012	$ 24,976,239	$ 130,687	$ (15,939,378)	$ 56,849,475	$ 21,475	$ 52,128,674	$ 118,167,172
Increase (Decrease) in Stockholders' Equity
Net income						9,809,059	9,809,059
Other comprehensive loss					(47,015)		(47,015)
Common stock dividends ($0.38 per share)						(4,326,992)	(4,326,992)
Commission on shares purchased for dividend reinvestment plan				(24,027)			(24,027)
Preferred stock dividends						(1,234,529)	(1,234,529)
Accretion of discount on preferred stock	307,647					(307,647)
Repurchase of preferred shares (10,000 and 8,030 shares for the year ended September 30, 2014 and 2013)	(7,973,803)					22,604	(7,951,199)
Stock options exercised (44,400 shares, 21,900 shares, and 23,400 shares for the year ended September 30, 2015, 2014 and 2013)			92,122	118,239			210,361
Stock option and award expense				1,222,419			1,222,419
Common stock issued (604,542 shares and 13,653 shares for the year ended September 30, 2014 and 2013)		136		(136)
Common stock issued under employee compensation plans (20,846 shares, 40,904 shares, and 15,622 shares for the year ended September 30, 2015, 2014 and 2013)			(472,329)	252,053			(220,276)
Purchase of equity trust shares from Treasury, net (42,151 shares)				566,527			566,527
Distribution of equity trust shares, net (200,545 shares, 803 shares and 57,442 shares for the year ended September 30, 2015, 2014 and 2013)			468,544	(783,643)			(315,099)
Amortization of equity trust expense				159,203			159,203
Tax benefit from release of equity shares				42,462			42,462
BALANCE at Sep. 30, 2013	17,310,083	130,823	(15,851,041)	58,402,572	(25,540)	56,091,169	116,058,066
Increase (Decrease) in Stockholders' Equity
Net income						11,033,362	11,033,362
Other comprehensive loss					(670)		(670)
Common stock dividends ($0.38 per share)						(4,384,655)	(4,384,655)
Commission on shares purchased for dividend reinvestment plan				(19,802)			(19,802)
Preferred stock dividends						(705,520)	(705,520)
Accretion of discount on preferred stock	77,917					(77,917)
Repurchase of preferred shares (10,000 and 8,030 shares for the year ended September 30, 2014 and 2013)	(10,000,000)						(10,000,000)
Redemption of preferred shares (6,653 shares)	(6,653,000)						(6,653,000)
Exchange of preferred shares (735 shares) for common shares (68,818 shares)	$ (735,000)		340,511	421,304		(26,815)
Stock options exercised (44,400 shares, 21,900 shares, and 23,400 shares for the year ended September 30, 2015, 2014 and 2013)			141,159	52,007			193,166
Stock option and award expense				(7,669)			(7,669)
Common stock issued (604,542 shares and 13,653 shares for the year ended September 30, 2014 and 2013)			3,421,039	3,189,637			6,610,676
Common stock issued under employee compensation plans (20,846 shares, 40,904 shares, and 15,622 shares for the year ended September 30, 2015, 2014 and 2013)		(2)	208,961	(93,956)			115,003
Forfeiture of restricted common stock (1,368 shares and 102,779 shares for the year ended September 30, 2015 and 2014)			(752,676)	752,676
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (124,578 and 15,830 shares for the year ended September 30, 2015 and 2014)			(172,630)				(172,630)
Distribution of equity trust shares, net (200,545 shares, 803 shares and 57,442 shares for the year ended September 30, 2015, 2014 and 2013)			7,235	(7,235)
Amortization of equity trust expense				55,307			55,307
Excess tax benefit eliminate from stock-based compensation				(6,171)			(6,171)
Tax benefit from release of equity shares				673			673
BALANCE at Sep. 30, 2014		130,821	(12,657,442)	62,739,343	(26,210)	61,929,624	112,116,136
Increase (Decrease) in Stockholders' Equity
Net income						14,127,447	14,127,447
Other comprehensive loss					29,414		29,414
Common stock dividends ($0.38 per share)						(4,583,558)	(4,583,558)
Commission on shares purchased for dividend reinvestment plan				(16,191)			(16,191)
Stock options exercised (44,400 shares, 21,900 shares, and 23,400 shares for the year ended September 30, 2015, 2014 and 2013)			290,731	150,279			441,010
Stock option and award expense				221,589			221,589
Common stock issued under employee compensation plans (20,846 shares, 40,904 shares, and 15,622 shares for the year ended September 30, 2015, 2014 and 2013)			136,500	(6,045)			130,455
Forfeiture of restricted common stock (1,368 shares and 102,779 shares for the year ended September 30, 2015 and 2014)			(13,338)	13,338
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (124,578 and 15,830 shares for the year ended September 30, 2015 and 2014)			(1,544,379)				(1,544,379)
Distribution of equity trust shares, net (200,545 shares, 803 shares and 57,442 shares for the year ended September 30, 2015, 2014 and 2013)			1,806,910	(1,806,910)
Amortization of equity trust expense				115,093			115,093
Excess tax benefit eliminate from stock-based compensation				177,129			177,129
Tax benefit from release of equity shares				283,945			283,945
BALANCE at Sep. 30, 2015		$ 130,821	$ (11,981,018)	$ 61,871,570	$ 3,204	$ 71,473,513	$ 121,498,090